Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Key management compensation:
Executive salaries and remuneration (1)	$ 490	$ 720	$ 460
Severance	184	0	0
Directors fees	27	98	8
Share-based payments	118	351	245
Total Key management compensation	819	1,169	713
Net office, sundry, rent and salary allocations recovered from (incurred to) company(ies) sharing certain common director(s) (3)	2	(16)	$ (41)
Net Balance Rreceivable Payable [Member]
Key management compensation:
Executive salaries and remuneration (1)	0	0
Severance	0	0
Directors fees	(7)	(2)
Share-based payments	0	0
Total Key management compensation	(7)	(2)
Net office, sundry, rent and salary allocations recovered from (incurred to) company(ies) sharing certain common director(s) (3)	$ 1	$ 1